Corporate debt, Details of corporate debt (Details) € in Millions			1 Months Ended	12 Months Ended
	Oct. 08, 2019 USD ($)	Feb. 10, 2017 EUR (€) Swap	Apr. 30, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 13, 2019	Aug. 02, 2019 USD ($)	Jan. 31, 2019 USD ($)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)	Nov. 17, 2014 USD ($)
Corporate debt [Abstract]
Amount drawn				$ 358,826,000	$ 123,767,000	$ 296,398,000
2019 Notes [Member]
Corporate debt [Abstract]
Principal amount													$ 255,000,000
Fixed interest rate													7.00%
Eurodollar Rate Loans [Member] | LIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate										1.60%
Eurodollar Rate Loans [Member] | LIBOR [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate										2.25%
Base Rate Loans [Member]
Corporate debt [Abstract]
Adjustment to interest rate										1.00%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate										0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate										1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate										0.50%
Note Issuance Facility [Member]
Corporate debt [Abstract]
Principal amount | €		€ 275
Fixed interest rate		5.50%
Number of interest rate swaps | Swap		2
Note Issuance Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate		4.90%
Series 1 Notes [Member]
Corporate debt [Abstract]
Maturity date				2022
Series 2 Notes [Member]
Corporate debt [Abstract]
Maturity date				2023
Series 3 Notes [Member]
Corporate debt [Abstract]
Maturity date				2024
2017 Credit Facility [Member]
Corporate debt [Abstract]
Principal amount											$ 11,200,000
Maturity date				December 13, 2021
Amount drawn				$ 10,100,000
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Principal amount | €												€ 10
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate							2.00%				2.25%	2.25%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate							2.00%				2.25%	2.25%
New Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount								$ 425,000,000	$ 300,000	$ 215,000
Potential increase in borrowings capacity										$ 70,000
Amount drawn				$ 81,100
New Revolving Credit Facility [Member] | Maturity December 31, 2022 [Member]
Corporate debt [Abstract]
Maturity date				December 31, 2022
Credit facility amount								387,500,000
New Revolving Credit Facility [Member] | Maturity December 31, 2021 [Member]
Corporate debt [Abstract]
Maturity date				December 31, 2021
Credit facility amount								$ 37,500,000
2019 Note Issuance Facility [Member]
Corporate debt [Abstract]
Maturity date				April 30, 2025
Credit facility amount | €			€ 268
Upfront fee percentage			2.00%
Interest capitalization period			2 years
2019 Note Issuance Facility [Member] | Interest Rate Swap [Member]
Corporate debt [Abstract]
Fixed interest rate				4.20%
Maturity date				June 30, 2022
2019 Note Issuance Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate			4.50%
Variable interest period			3 months
Commercial Paper [Member]
Corporate debt [Abstract]
Short term notes authorized amount	$ 50,000,000
Tenor of short term notes	2 years
Short term notes issued amount	$ 25,000,000
Percentage average cost of issued short term notes	0.66%